Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Net income (loss)	$ 128,074	$ (202,101)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	57,046	56,081
Amortization of deferred charges	1,193	1,258
Impairment loss on right of use assets	0	94,233
Impairment loss on vessels	4,187	0
Share option expenses	313	53
Share of results of associated companies	(3,533)	2,564
Dividends received from associated companies	0	450
Amortization of charter party-out contracts	1,010	7,057
Mark to market (gain) loss on derivatives	(10,407)	28,403
Mark to market (gain) loss on marketable securities	(372)	10,532
Non-cash lease expense	(4,273)	(2,607)
Other	(287)	(173)
Changes in operating assets and liabilities, net:
Trade accounts receivable	(28,187)	24,104
Related party balances	29,227	1,203
Other receivables	(9,683)	(1,683)
Inventories	(23,655)	1,198
Voyages in progress	(14,913)	10,635
Prepaid expenses	(2,892)	(417)
Trade accounts payables	(11,223)	3,471
Accrued expenses	10,579	(6,697)
Other current liabilities	18,553	(16,352)
Net cash provided by operating activities	140,757	11,212
Investing activities
Additions to vessels and right of use assets	(288,942)	(23,809)
Additions to newbuildings	(116,445)	0
Proceeds from sale of vessels	17,652	0
Loan advances to related party	0	(1,000)
Repayments of loans receivable from related party	0	5,350
Other investing activities, net	22	54
Net cash used in investing activities	(387,713)	(19,405)
Financing activities
Proceeds from long-term debt	62,975	18,000
Repayment of long-term debt	(103,307)	(45,394)
Repayment of finance leases	(15,692)	(33,911)
Distributions to shareholders	(50,104)	(7,164)
Net proceeds from share issuance	352,225	0
Proceeds from share distributions	574	0
Lease incentives received	0	17,500
Net cash used in financing activities	246,671	(50,969)
Net change in cash, cash equivalents and restricted cash	(285)	(59,162)
Cash, cash equivalents and restricted cash at beginning of period	175,102	163,244
Cash, cash equivalents and restricted cash at end of period	$ 174,817	$ 104,082